Shareholder Fees	Mar. 01, 2021
FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF | FT Cboe Vest SandP 500 Dividend Aristocrats Target Income ETF
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none